Net Loss Per Share (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021 USD ($)
Net Loss Per Share (Details) [Line Items]
Exchange ratio	16.4078
Convertible preferred stock (in Dollars)		$ 56,931
Class A Common Stock [Member]
Net Loss Per Share (Details) [Line Items]
Exchange ratio	16.4078